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State Street Corp.
P.O. Box 5049
Boston, MA 02206-5049

November 1, 2001

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

RE:      The Munder Funds, Inc. (the "Company")
         File Nos. 33-54748, 811-7346
         CIK 894192, Post-Effective Amendment No. 56
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Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") please accept this letter as certification that the Prospectuses for the Class A, B, C, II, K and Y shares for the Munder Fund of Funds, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Future Technology Fund, Munder International Bond Fund, Munder International NetNet Fund, Munder Large-Cap Growth Fund (formerly Munder Focus Growth Fund), Munder Micro-Cap Equity Fund, Munder MidCap Select Fund, Munder Money Market Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund and Munder Small-Cap Value Fund of the Company and the Statement of Additional Information of the Munder Fund of Funds do not differ from those contained in Post-Effective Amendment No. 55 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically pursuant to Rule 485(b) of the 1933 Act via EDGAR on October 29, 2001 (Accession # 00009401080-00-500497).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/Francine S. Hayes
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Francine S. Hayes
Assistant Vice President and Associate Counsel

cc:      S. Shenkenberg
         M. West
         M. Zeven
         J. Kanter